Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable interest entities
Schedule of variable interest entities

($ in thousands)	2021	2020
Total assets	887,719	776,289
Total liabilities	(5,199)	(16,971)

($ in thousands)	2021	2020	2019
Total income	13,167	609	123,859
Cash flows:
Proceeds	(139,825)	(32,943)	9,220
Funding	224,893	20,557	165,864
Cash balance	40,547	2,101	10,008
Restricted cash	-	-	95,226

($ in thousands)	2021	2020
Total on balance sheet exposure	16,355	14,910
Off-balance sheet - undrawn commitments	6,378	8,935
Maximum exposure to loss	22,733	23,845